Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands		12 Months Ended
		Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Statement of Comprehensive Income [Abstract]
Net income	[1]	$ 549,501	$ 688,374	$ 497,840
Other comprehensive (loss) income, net of tax:
Net change in fair value of cash flow hedges	[2]	(60,353)	(5,063)	14,891
Net change in fair value of available-for-sale securities	[3]	(21,523)	(1,272)	(2)
Net actuarial gain (loss) on defined benefit plan	[4]	62	4,011	(680)
Other comprehensive (loss) income, net of tax		(81,814)	(2,324)	14,209
Comprehensive income		$ 467,687	$ 686,050	$ 512,049

[1]	In fiscal years 2022, 2021 and 2020, all of the Company’s net income is attributable to Amdocs Limited as the net income attributable to the Non-controlling interests is negligible.
[2]	Net of tax benefit (expense) of $2,076, $3,369 and $(2,371) for the fiscal years ended September 30, 2022, 2021 and 2020, respectively, please see Note 7.
[3]	No tax benefit (expense) for the fiscal years ended September 30, 2022, 2021 and 2020.
[4]	Net of tax expense of $(80), $(1,461) and $(11) for the fiscal years ended September 30, 2022, 2021 and 2020, respectively.